Investment Objectives and Goals - GABELLI CAPITAL ASSET FUND	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary goal is to seek growth of capital.
Objective, Secondary [Text Block]	The Fund’s secondary goal is to produce current income.